SUBSEQUENT EVENTS (Details) - USD ($)			8 Months Ended	9 Months Ended
	Nov. 01, 2022	Mar. 15, 2022	Sep. 30, 2021	Sep. 30, 2022	Mar. 14, 2022
Subsequent Event [Line Items]
Cash	$ 95,800,000
Earnout Shares [Member]
Subsequent Event [Line Items]
Common stock subject to price-based earnout triggers	0.75842
Avista Public Acquisition Corp. II [Member]
Subsequent Event [Line Items]
Amount of drew down promissory note			$ 0	$ 750,000
Avista Public Acquisition Corp. II [Member] | OmniAb
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				0.0067%
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash	$ 95,800,000
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Volume-weighted average trading prices	$ 12.5
Excess price per share	$ 12.5
Subsequent Event [Member] | APACs Existing Public Shareholders [Member] | OmniAb
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	85.00%
Subsequent Event [Member] | Sponsor Of APAC [Member] | OmniAb
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	1.10%
Subsequent Event [Member] | Related Parties Of APAC [Member] | OmniAb
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	13.90%
Subsequent Event [Member] | New OmniAb Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	4.90007
Subsequent Event [Member] | Earnout Shares [Member]
Subsequent Event [Line Items]
Volume-weighted average trading prices	$ 15
Excess price per share	$ 15
Subsequent Event [Member] | Avista Public Acquisition Corp. II [Member]
Subsequent Event [Line Items]
Shares sold in IPO redeemed for cash (in Shares)	21,713,864
Shares issued cash price	$ 10.32
Shares sold in IPO redeemed for cash	$ 224,000,000
Redemption price per share	$ 10.32
Subsequent Event [Member] | Working Capital Loans Warrant [Member] | Avista Public Acquisition Corp. II [Member] | Sponsor
Subsequent Event [Line Items]
Aggregate borrowings					$ 750,000
Price of warrant					$ 1.5
Amount of drew down promissory note		$ 500,000